Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)

BANK LOANS - 53.5%	Par	Value
Communication Services - 0.9%
StubHub Holdco Sub LLC, Senior Secured First Lien, 19.18% (1 mo. SOFR US + 4.75%), 03/15/2030	$4,974,495	$4,944,971

Consumer Discretionary - 13.1%
1011778 BC ULC, Senior Secured First Lien, 13.16% (1 mo. SOFR US + 1.75%), 09/23/2030	5,265,760	5,260,415
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028	4,933,927	4,950,233
Bombardier Recreational Products, Inc., Senior Secured First Lien, 6.56% (1 mo. SOFR US + 2.00%), 05/24/2027	212,534	212,925
Caesars Entertainment, Inc., Senior Secured First Lien
6.61% (1 mo. SOFR US + 2.25%), 02/06/2030	1,493,902	1,494,993
14.65% (1 mo. SOFR US + 2.25%), 02/06/2031	2,972,387	2,972,759
Chariot Buyer LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 11/03/2028	4,959,092	4,967,225
Fertitta Entertainment LLC, Senior Secured First Lien, 12.10% (1 mo. SOFR US + 3.25%), 01/29/2029	4,974,293	4,984,117
Golden State Foods LLC, Senior Secured First Lien, 17.36% (1 mo. SOFR US + 4.25%), 12/04/2031	3,225,706	3,247,124
Great Outdoors Group LLC, Senior Secured First Lien, 15.16% (1 mo. SOFR US + 3.25%), 01/23/2032	4,975,000	4,986,194
IRB Holding Corp., Senior Secured First Lien, 13.93% (1 mo. SOFR US + 2.50%), 12/15/2027	724,421	725,040
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.67% (3 mo. SOFR US + 4.00%), 06/01/2028	2,451,433	2,415,041
10.10% (3 mo. SOFR US + 5.50%), 06/01/2029	987,245	980,458
Motion Finco Sarl, Senior Secured First Lien, 16.64% (3 mo. SOFR US + 3.50%), 11/30/2029	4,970,069	4,582,229
Peer Holding III BV, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 10/28/2030	2,979,862	2,990,097
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 12.88% (1 mo. SOFR US + 2.00%), 12/04/2031	4,661,837	4,665,730
Six Flags Entertainment Corp., Senior Secured First Lien, 13.67% (1 mo. SOFR US + 2.00%), 05/01/2031	3,954,988	3,958,290
United Airlines, Inc., Senior Secured First Lien, 10.99% (1 mo. SOFR US + 2.00%), 02/24/2031	1,491,671	1,499,316
Wand NewCo 3, Inc., Senior Secured First Lien, 13.92% (1 mo. SOFR US + 2.50%), 01/30/2031	4,835,395	4,830,850
Weber-Stephen Products LLC, First Lien, 7.69% (1 mo. Term SOFR + 3.25%), 10/29/2027	5,000,000	5,003,925
Whatabrands LLC, Senior Secured First Lien, 13.73% (1 mo. SOFR US + 2.50%), 08/03/2028	4,940,074	4,946,669
		69,673,630

Consumer Staples - 0.9%
Savor Acquisition, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 02/19/2032	4,568,966	4,597,522
Savor Acquisition, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032 (a)	431,035	433,728
		5,031,250

Energy - 1.4%
CQP Holdco LP, Senior Secured First Lien, 12.67% (3 mo. SOFR US + 2.00%), 12/31/2030	5,140,914	5,152,507
Traverse Midstream Partners LLC, Senior Secured First Lien, 16.13% (3 mo. SOFR US + 3.00%), 02/16/2028	2,213,106	2,224,171
		7,376,678

Financials - 4.7%
Acrisure LLC, Senior Secured First Lien, 14.71% (1 mo. SOFR US + 3.00%), 11/06/2030	4,228,141	4,234,081
AssuredPartners, Inc., Senior Secured First Lien, 16.68% (1 mo. SOFR US + 3.50%), 02/14/2031	1,975,000	1,981,261
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 13.68% (1 mo. SOFR US + 1.75%), 06/24/2030	3,123,362	3,128,328
Boost Newco Borrower LLC, Senior Secured First Lien, 12.59% (3 mo. SOFR US + 2.00%), 01/31/2031	987,525	990,305
Deerfield Dakota Holding LLC, Senior Secured First Lien, 12.80% (3 mo. SOFR US + 3.75%), 04/09/2027	4,923,385	4,887,346
HUB International Ltd., Senior Secured First Lien
6.83% (1 mo. SOFR US + 2.50%), 06/20/2030	4,956	4,968
6.83% (3 mo. SOFR US + 2.50%), 06/20/2030	1,683,049	1,687,030
Hyperion Refinance Sarl, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 02/18/2031	4,974,937	4,988,693
SBA Senior Finance II LLC, Senior Secured First Lien, 13.45% (1 mo. SOFR US + 1.75%), 01/27/2031	2,908,335	2,921,437
		24,823,449

Health Care - 2.4%
Bausch + Lomb Corp., Senior Secured First Lien
17.67% (1 mo. SOFR US + 4.00%), 09/29/2028	4,001,356	4,008,038
8.61% (1 mo. SOFR US + 4.25%), 01/15/2031	859,294	864,020
Elanco Animal Health, Inc., Senior Secured First Lien, 6.28% (1 mo. SOFR US + 1.75%), 08/02/2027	868,043	868,230
Medline Borrower LP, Senior Secured First Lien, 14.16% (1 mo. SOFR US + 2.25%), 10/23/2028	4,750,960	4,760,533
Phoenix Newco, Inc., Senior Secured First Lien, 13.67% (1 mo. SOFR US + 2.50%), 11/15/2028	2,368,276	2,374,351
		12,875,172

Industrials - 18.1%
Apple Bidco LLC, Senior Secured First Lien, 13.68% (1 mo. SOFR US + 2.50%), 09/23/2031	4,954,975	4,974,398
Chart Industries, Inc., Senior Secured First Lien, 14.62% (3 mo. SOFR US + 2.50%), 03/18/2030	4,061,329	4,084,174
Core & Main LP, Senior Secured First Lien, 12.65% (6 mo. SOFR US + 2.00%), 02/10/2031	3,455,131	3,470,248
CoreLogic, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 06/02/2028	4,936,001	4,930,621
Crosby US Acquisition Corp., Senior Secured First Lien, 16.21% (1 mo. SOFR US + 3.50%), 08/16/2029	3,458,797	3,481,936
Cube A&D Buyer, Inc., Senior Secured First Lien, 15.71% (3 mo. SOFR US + 3.25%), 10/20/2031	3,890,250	3,913,961
Doosan Bobcat North America, Inc., Senior Secured First Lien, 13.62% (3 mo. SOFR US + 2.00%), 04/20/2029	4,448,871	4,473,206
Dun & Bradstreet Corp., Senior Secured First Lien, 13.46% (1 mo. SOFR US + 2.25%), 01/18/2029	4,453,327	4,456,511
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 13.29% (1 mo. SOFR US + 2.00%), 10/31/2031	6,467,500	6,491,171
Emrld Borrower LP, Senior Secured First Lien, 15.10% (6 mo. SOFR US + 2.50%), 05/31/2030	4,283,661	4,291,907
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.82% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	603,249
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.32% (3 mo. SOFR US + 3.50%), 05/22/2028	1,969,388	1,982,218
Filtration Group Corp., Senior Secured First Lien, 14.67% (1 mo. SOFR US + 3.00%), 10/23/2028	3,961,519	3,975,443
Gates Corp./DE, Senior Secured First Lien
6.11% (1 mo. SOFR US + 1.75%), 11/16/2029	3,470,125	3,470,402
13.69% (1 mo. SOFR US + 1.75%), 06/04/2031	746,241	746,088
Goat Holdco LLC, Senior Secured First Lien, 14.67% (1 mo. SOFR US + 3.00%), 01/27/2032	5,319,668	5,332,967
Husky Injection Molding Systems Ltd., Senior Secured First Lien
8.67% (1 mo. SOFR US + 4.50%), 02/15/2029	2,099,097	2,102,099
8.80% (3 mo. SOFR US + 4.50%), 02/15/2029	2,099,097	2,102,099
Madison IAQ LLC, Senior Secured First Lien, 15.39% (6 mo. SOFR US + 2.50%), 06/21/2028	4,929,059	4,937,759
Oregon Tool Lux LP, Senior Secured Second Lien, 16.91% (3 mo. SOFR US + 4.26%), 10/15/2029	3,157,645	2,606,052
Roper Industrial Products Investment Co., Senior Secured First Lien, 11.49% (3 mo. SOFR US + 2.75%), 11/23/2029	3,951,453	3,963,189
SPX FLOW, Inc., Senior Secured First Lien, 14.83% (1 mo. SOFR US + 3.00%), 04/05/2029	5,272,617	5,292,890
TK Elevator US Newco, Inc., Senior Secured First Lien
7.20% (3 mo. SOFR US + 3.00%), 04/30/2030	2,148,084	2,162,315
7.20% (6 mo. SOFR US + 3.00%), 04/30/2030	2,313,303	2,328,629
TransDigm, Inc., Senior Secured First Lien
15.12% (3 mo. SOFR US + 2.75%), 03/22/2030	1,601,205	1,608,779
15.39% (3 mo. SOFR US + 2.50%), 02/28/2031	3,964,975	3,981,172
WEC US Holdings, Inc., Senior Secured First Lien, 11.91% (1 mo. SOFR US + 2.25%), 01/27/2031	4,952,481	4,961,569
		96,725,052

Information Technology - 7.8%
Applied Systems, Inc., Senior Secured First Lien, 15.62% (3 mo. SOFR US + 2.50%), 02/24/2031	3,465,088	3,472,070
AthenaHealth Group, Inc., Senior Secured First Lien, 11.11% (1 mo. SOFR US + 2.75%), 02/15/2029	4,779,613	4,781,763
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 15.44% (1 mo. SOFR US + 3.00%), 11/25/2031	4,992,500	5,008,102
Central Parent LLC, Senior Secured First Lien, 16.12% (3 mo. SOFR US + 3.25%), 07/06/2029	3,970,006	3,245,480
Epicor Software Corp., First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031	4,402,383	4,415,150
Peraton Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/01/2028	2,932,276	2,617,745
Polaris Newco LLC, Senior Secured First Lien, 8.43% (3 mo. SOFR US + 3.75%), 06/05/2028	5,178,309	5,089,967
Tempo Acquisition LLC, Senior Secured First Lien, 12.21% (1 mo. SOFR US + 1.75%), 08/31/2028	5,027,078	5,019,613
UKG, Inc., Senior Secured First Lien, 12.13% (3 mo. SOFR US + 2.50%), 02/10/2031	3,945,000	3,949,063
X Corp., Senior Secured First Lien, 11.11% (3 mo. SOFR US + 6.50%), 10/29/2029	4,000,000	3,904,680
		41,503,633

Materials - 4.2%
Asplundh Tree Expert LLC, Senior Secured First Lien, 13.18% (1 mo. SOFR US + 1.75%), 05/23/2031	4,948,474	4,964,259
Graham Packaging Co., Inc., Senior Secured First Lien, 14.70% (1 mo. SOFR US + 2.50%), 08/04/2027	5,146,301	5,159,862
Iris Holding, Inc., Senior Secured First Lien
15.47% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	742,679
9.23% (3 mo. SOFR US + 4.75%), 06/28/2028	719,543	701,832
Nouryon Finance BV, Senior Secured First Lien, 15.17% (3 mo. SOFR US + 3.25%), 04/03/2028	1,170,543	1,172,374
Pregis TopCo LLC, Senior Secured First Lien, 8.36% (1 mo. SOFR US + 4.00%), 02/01/2029	1,954,127	1,975,866
Proampac PG Borrower LLC, Senior Secured First Lien
17.65% (3 mo. SOFR US + 4.00%), 09/15/2028	1,775,856	1,783,626
17.65% (3 mo. SOFR US + 4.00%), 09/15/2028	1,143,868	1,148,872
Quikrete Holdings, Inc., Senior Secured First Lien, 13.17% (1 mo. SOFR US + 2.25%), 04/14/2031	4,892,200	4,894,573
		22,543,943
TOTAL BANK LOANS (Cost $285,620,892)		285,497,778

COLLATERALIZED LOAN OBLIGATIONS - 34.9%	Par	Value
Aimco CDO
Series 2015-AA, Class ER3, 10.67% (3 mo. Term SOFR + 6.35%), 10/17/2034 (b)	2,500,000	2,513,872
Series 2019-10A, Class ERR, 9.98% (3 mo. Term SOFR + 5.65%), 07/22/2037 (b)	825,000	838,658
Series 2020-11A, Class ER2, 9.67% (3 mo. Term SOFR + 5.35%), 07/17/2037 (b)	3,000,000	3,036,314
Series 2021-15A, Class ER, 8.92% (3 mo. Term SOFR + 4.60%), 04/17/2038 (b)	2,000,000	2,004,054
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 10.62% (3 mo. Term SOFR + 6.30%), 04/16/2037 (b)	2,000,000	2,031,811
ARES CLO, Series 2017-43A, Class A1R2, 5.67% (3 mo. Term SOFR + 1.35%), 01/15/2038 (b)	5,000,000	5,021,488
Barrow Hanley Ltd., Series 2023-2A, Class ER, 9.43% (3 mo. Term SOFR + 5.10%), 10/20/2035 (b)	500,000	503,985
Beechwood Park CLO Ltd., Series 2019-1A, Class ER, 10.82% (3 mo. Term SOFR + 6.50%), 01/17/2035 (b)	1,000,000	1,008,178
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 5.51% (3 mo. Term SOFR + 1.18%), 04/20/2038 (b)	5,000,000	5,002,148
Series 2021-23A, Class DR, 7.22% (3 mo. Term SOFR + 2.90%), 04/25/2034 (b)	3,000,000	3,023,790
Series 2021-24A, Class ER, 8.93% (3 mo. Term SOFR + 4.60%), 10/20/2034 (b)	1,625,000	1,623,912
Series 2021-25A, Class ER, 8.92% (3 mo. Term SOFR + 4.60%), 01/15/2035 (b)	1,000,000	999,284
Series 2022-29A, Class ER, 8.92% (3 mo. Term SOFR + 4.60%), 01/25/2038 (b)	1,000,000	1,001,352
Birch Grove CLO, Series 2025-12A, Class SUB, 0.00%, 04/22/2038 (b)(c)(d)	1,000,000	1,078,500
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.81% (3 mo. Term SOFR + 4.50%), 04/18/2035 (b)	2,000,000	1,982,713
Buttermilk Park CLO, Series 2018-1A, Class DR, 7.27% (3 mo. Term SOFR + 2.95%), 10/15/2031 (b)	2,000,000	2,004,209
CarVal CLO, Series 2023-1A, Class ER, 10.68% (3 mo. Term SOFR + 6.35%), 07/20/2037 (b)	2,000,000	2,019,198
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.68% (3 mo. Term SOFR + 1.36%), 10/24/2037 (b)	3,000,000	3,010,693
Series 2019-6A, Class A1R, 5.77% (3 mo. Term SOFR + 1.45%), 07/16/2037 (b)	2,000,000	2,006,944
Series 2019-7A, Class E, 12.00% (3 mo. Term SOFR + 7.67%), 01/20/2033 (b)	1,000,000	1,005,966
Series 2024-1A, Class E, 10.93% (3 mo. Term SOFR + 6.60%), 04/18/2037 (b)	1,000,000	1,020,409
Clover CLO
Series 2018-1A, Class ERR, 10.73% (3 mo. Term SOFR + 6.40%), 04/20/2037 (b)	1,650,000	1,682,074
Series 2021-3A, Class ER, 9.22% (3 mo. Term SOFR + 4.90%), 01/25/2035 (b)	1,000,000	1,001,004
DIAMETER CAPITAL CLO, Series 2024-6A, Class D, 11.49% (3 mo. Term SOFR + 7.17%), 04/15/2037 (b)	1,200,000	1,224,721
Elmwood CLO Ltd.
Series 2020-2A, Class D1RR, 7.48% (3 mo. Term SOFR + 3.15%), 10/20/2037 (b)	3,000,000	3,020,284
Series 2022-4A, Class ER, 10.02% (3 mo. Term SOFR + 5.70%), 07/17/2037 (b)	1,275,000	1,291,647
Series 2023-1A, Class AR, 5.52% (3 mo. Term SOFR + 1.20%), 04/17/2038 (b)	2,500,000	2,500,507
Series 2023-2A, Class ER, 10.22% (3 mo. Term SOFR + 5.90%), 04/16/2036 (b)	2,500,000	2,537,142
Series 2023-3A, Class ER, 9.42% (3 mo. Term SOFR + 5.10%), 01/17/2038 (b)	3,000,000	3,024,765
Series 2024-10A, Class E, 9.67% (3 mo. Term SOFR + 5.35%), 10/17/2037 (b)	2,000,000	2,022,156
Series 2024-1A, Class E, 9.57% (3 mo. Term SOFR + 5.25%), 04/17/2037 (b)	2,930,000	2,962,491
Series 2024-4A, Class E, 10.32% (3 mo. Term SOFR + 6.00%), 04/17/2037 (b)	1,550,000	1,578,772
Flatiron CLO Ltd.
Series 2020-1A, Class ER, 10.77% (3 mo. Term SOFR + 6.45%), 05/20/2036 (b)	1,500,000	1,511,353
Series 2021-1A, Class ER, 10.23% (3 mo. Term SOFR + 5.90%), 10/19/2037 (b)	1,250,000	1,264,289
Series 2021-2A, Class ER, 8.57% (3 mo. Term SOFR + 4.25%), 10/15/2034 (b)	1,200,000	1,190,713
Series 2025-32A, Class E, 9.11% (3 mo. Term SOFR + 4.90%), 10/22/2038 (b)	1,825,000	1,829,562
Series 2025-32A, Class SUB, 0.00%, 10/22/2038 (b)(c)(d)	1,000,000	848,700
Galaxy CLO Ltd., Series 2024-34A, Class E, 10.23% (3 mo. Term SOFR + 5.90%), 10/20/2037 (b)	1,875,000	1,908,037
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 12.09% (3 mo. Term SOFR + 7.76%), 04/20/2034 (b)	1,000,000	980,629
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER2, 8.83% (3 mo. Term SOFR + 4.50%), 04/20/2035 (b)	1,575,000	1,557,165
Series 2022-12A, Class ER, 10.03% (3 mo. Term SOFR + 5.70%), 07/20/2037 (b)	1,000,000	1,004,253
Series 2025-25A, Class E, 10.07% (3 mo. Term SOFR + 5.75%), 04/20/2038 (b)	2,000,000	2,038,365
Golub Capital Partners CLO Ltd., Series 2023-66A, Class AR, 5.77% (3 mo. Term SOFR + 1.45%), 07/25/2038 (b)	4,000,000	4,022,235
Greenacre Park CLO LLC, Series 2021-2A, Class ER, 10.30% (3 mo. Term SOFR + 6.00%), 07/20/2038 (b)	700,000	713,719
Harbor Park CLO Ltd., Series 2018-1A, Class E, 10.19% (3 mo. Term SOFR + 5.86%), 01/20/2031 (b)	1,000,000	1,001,997
Invesco CLO Ltd., Series 2023-1A, Class ER, 11.23% (3 mo. Term SOFR + 6.90%), 04/22/2037 (b)	1,180,000	1,203,453
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ER, 9.83% (3 mo. Term SOFR + 5.50%), 07/20/2036 (b)	2,550,000	2,574,007
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.83% (3 mo. Term SOFR + 3.50%), 04/20/2037 (b)	3,000,000	3,013,918
Series 2019-22A, Class ERR, 9.72% (3 mo. Term SOFR + 5.40%), 07/15/2036 (b)	1,900,000	1,917,857
Series 2020-26A, Class AR2, 5.47% (3 mo. Term SOFR + 1.15%), 01/25/2038 (b)	3,000,000	2,997,750
Series 2020-26A, Class ER2, 9.02% (3 mo. Term SOFR + 4.70%), 01/25/2038 (b)	3,000,000	3,010,213
Series 2021-29A, Class ER, 10.32% (3 mo. Term SOFR + 6.00%), 07/15/2037 (b)	1,000,000	1,015,477
Series 2021-30A, Class ER, 9.67% (3 mo. Term SOFR + 5.35%), 10/25/2037 (b)	1,475,000	1,491,567
Series 2021-31A, Class E, 10.58% (3 mo. Term SOFR + 6.26%), 07/15/2034 (b)	1,000,000	1,003,390
Series 2023-37A, Class D, 8.33% (3 mo. Term SOFR + 4.00%), 10/20/2036 (b)	2,000,000	2,026,605
Series 2024-40A, Class E, 10.07% (3 mo. Term SOFR + 5.75%), 07/15/2037 (b)	1,125,000	1,142,466
Series 2025-48A, Class E, 0.00% (3 mo. Term SOFR + 4.85%), 10/15/2038 (b)(d)	3,000,000	3,015,417
Neuberger Berman CLO Ltd.
Series 2019-34A, Class A1R2, 0.00% (3 mo. Term SOFR + 1.30%), 07/20/2039 (b)(d)	5,000,000	5,004,295
Series 2019-34A, Class ER2, 0.00% (3 mo. Term SOFR + 5.00%), 07/20/2039 (b)(d)	2,125,000	2,135,920
Series 2021-41A, Class E, 11.08% (3 mo. Term SOFR + 6.76%), 04/15/2034 (b)	1,200,000	1,203,823
Series 2021-42A, Class ER, 8.92% (3 mo. Term SOFR + 4.60%), 07/16/2036 (b)	1,050,000	1,046,336
Series 2021-43A, Class ER, 8.92% (3 mo. Term SOFR + 4.60%), 07/17/2036 (b)	1,670,000	1,661,988
Series 2021-44A, Class ER, 9.47% (3 mo. Term SOFR + 5.15%), 10/16/2035 (b)	2,400,000	2,422,015
Series 2022-48A, Class E, 10.82% (3 mo. Term SOFR + 6.50%), 04/25/2036 (b)	1,500,000	1,507,018
Series 2022-49A, Class ER, 9.82% (3 mo. Term SOFR + 5.50%), 07/25/2035 (b)	2,875,000	2,886,825
Series 2022-50A, Class ER, 9.82% (3 mo. Term SOFR + 5.50%), 07/23/2036 (b)	3,000,000	3,024,821
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-56A, Class E, 10.07% (3 mo. Term SOFR + 5.75%), 07/24/2037 (b)	1,275,000	1,298,857
Ocean Trails CLO, Series 2024-16A, Class E, 11.02% (3 mo. Term SOFR + 6.69%), 01/20/2038 (b)	1,000,000	1,025,971
OCP CLO Ltd.
Series 2017-14A, Class A1R, 5.70% (3 mo. Term SOFR + 1.37%), 07/20/2037 (b)	2,000,000	2,006,996
Series 2019-17A, Class D1R2, 7.43% (3 mo. Term SOFR + 3.10%), 07/20/2037 (b)	1,500,000	1,513,029
Series 2024-37A, Class E, 9.82% (3 mo. Term SOFR + 5.50%), 10/15/2037 (b)	2,090,000	2,127,406
Series 2025-40A, Class SUB, 0.00%, 04/16/2038 (b)(c)(d)	1,000,000	881,860
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.70% (3 mo. Term SOFR + 1.38%), 07/15/2034 (b)	1,000,000	1,002,723
OHA Credit Funding
Series 2018-1A, Class ER, 10.83% (3 mo. Term SOFR + 6.50%), 04/20/2037 (b)	1,000,000	1,021,464
Series 2020-5A, Class ER, 9.73% (3 mo. Term SOFR + 5.40%), 10/18/2037 (b)	2,000,000	2,023,421
Series 2022-11A, Class ER, 9.73% (3 mo. Term SOFR + 5.40%), 07/19/2037 (b)	3,000,000	3,030,667
Series 2025-22A, Class E, 9.83% (3 mo. Term SOFR + 5.55%), 07/20/2038 (b)	1,275,000	1,300,908
OHA Credit Partners Ltd.
Series 2015-11A, Class ER2, 10.08% (3 mo. Term SOFR + 5.75%), 04/20/2037 (b)	1,330,000	1,339,149
Series 2017-14A, Class ER, 9.78% (3 mo. Term SOFR + 5.45%), 07/21/2037 (b)	1,175,000	1,190,815
Series 2021-16A, Class ER, 9.83% (3 mo. Term SOFR + 5.50%), 10/18/2037 (b)	1,000,000	1,012,511
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 10.03% (3 mo. Term SOFR + 5.70%), 07/20/2037 (b)	1,625,000	1,652,808
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 9.07% (3 mo. Term SOFR + 4.75%), 07/24/2031 (b)	1,000,000	1,003,671
Series 2024-2A, Class D, 9.02% (3 mo. Term SOFR + 4.70%), 01/15/2033 (b)	1,000,000	1,002,289
Series 2024-3A, Class D, 9.71% (3 mo. Term SOFR + 5.40%), 08/08/2032 (b)	1,000,000	1,003,754
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.81% (3 mo. Term SOFR + 1.48%), 07/20/2034 (b)	2,000,000	2,002,559
Pikes Peak CLO, Series 2020-6A, Class ERR, 8.92% (3 mo. Term SOFR + 4.60%), 05/18/2034 (b)	3,000,000	2,959,535
Point Au Roche Park CLO, Series 2021-1A, Class E, 10.69% (3 mo. Term SOFR + 6.36%), 07/20/2034 (b)	370,000	371,481
Rad CLO
Series 2021-12A, Class A1AR, 5.63% (3 mo. Term SOFR + 1.32%), 07/30/2040 (b)	5,000,000	5,004,295
Series 2024-25A, Class D1, 7.48% (3 mo. Term SOFR + 3.15%), 07/20/2037 (b)	2,500,000	2,520,487
RR Ltd./Cayman Islands, Series 2020-8A, Class DR, 10.57% (3 mo. Term SOFR + 6.25%), 07/15/2037 (b)	1,000,000	1,003,531
Sixth Street CLO, Series 2021-19A, Class E, 10.49% (3 mo. Term SOFR + 6.16%), 07/20/2034 (b)	500,000	500,025
Symphony CLO Ltd., Series 2022-37A, Class DR, 9.23% (3 mo. Term SOFR + 4.90%), 01/20/2037 (b)	1,250,000	1,263,843
TCI-Flatiron CLO Ltd., Series 2016-1A, Class ER3, 10.57% (3 mo. Term SOFR + 6.25%), 01/17/2032 (b)	1,000,000	1,000,048
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.96% (3 mo. Term SOFR + 7.63%), 01/18/2035 (b)	1,925,000	1,933,024
Voya CLO Ltd., Series 2020-2A, Class A1RR, 5.64% (3 mo. Term SOFR + 1.31%), 01/20/2038 (b)	5,000,000	5,017,500
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 11.23% (3 mo. Term SOFR + 6.90%), 04/20/2037 (b)	1,510,000	1,533,290
Wellington Management CLO Ltd., Series 2024-3A, Class A1, 5.69% (3 mo. Term SOFR + 1.36%), 07/18/2037 (b)	5,000,000	5,016,980
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $184,791,834)		186,324,116

CORPORATE BONDS - 7.9%	Par	Value
Consumer Discretionary - 2.2%
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (b)(e)	2,000,000	1,891,342
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (b)	2,000,000	1,658,946
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (b)	2,000,000	1,747,903
New Red Finance, Inc., 4.00%, 10/15/2030 (b)	2,000,000	1,855,404
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/2031 (b)	3,000,000	2,863,453
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (b)(e)	2,000,000	1,948,942
		11,965,990

Energy - 1.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (b)	2,000,000	1,984,533
Enerflex Ltd., 9.00%, 10/15/2027 (b)	1,800,000	1,860,105
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (e)	2,000,000	2,053,118
		5,897,756

Financials - 1.3%
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	3,000,000	3,075,192
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (b)	1,000,000	1,058,094
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (b)	3,000,000	3,046,002
		7,179,288

Health Care - 0.3%
Medline Borrower LP, 3.88%, 04/01/2029 (b)	1,500,000	1,431,496

Industrials - 0.8%
BWX Technologies, Inc., 4.13%, 04/15/2029 (b)	2,000,000	1,921,574
Oregon Tool Lux LP, 7.88%, 10/15/2029 (b)	397,800	230,724
SPX FLOW, Inc., 8.75%, 04/01/2030 (b)	2,000,000	2,067,492
		4,219,790

Information Technology - 0.3%
UKG, Inc., 6.88%, 02/01/2031 (b)	1,500,000	1,540,939

Materials - 0.5%
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (b)	2,000,000	2,044,280
Standard Industries, Inc., 4.75%, 01/15/2028 (b)	500,000	493,635
		2,537,915

Utilities - 1.4%
Calpine Corp., 5.13%, 03/15/2028 (b)	2,000,000	1,990,534
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (b)	2,000,000	2,041,307
NRG Energy, Inc., 3.63%, 02/15/2031 (b)	1,500,000	1,374,142
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (b)	2,000,000	1,939,198
		7,345,181
TOTAL CORPORATE BONDS (Cost $42,099,671)		42,118,355

EXCHANGE TRADED FUNDS - 1.5%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	46,980	2,022,019
iShares Trust-iShares iBoxx $ High Yield Corporate Bond ETF(e)	27,002	2,170,421
SPDR Bloomberg High Yield Bond ETF(e)	22,196	2,150,570
SPDR Bloomberg Short Term High Yield Bond ETF(e)	79,365	2,018,252
TOTAL EXCHANGE TRADED FUNDS (Cost $8,204,260)		8,361,262

CLOSED-END FUNDS - 0.0%(f)	Shares	Value
Eagle Point Credit Co., Inc.	1,905	13,107
TOTAL CLOSED-END FUNDS (Cost $33,494)		13,107

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(g)	8,183,734	8,183,734
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,183,734)		8,183,734

U.S. TREASURY BILLS - 0.8%	Par	Value
4.25%, 08/05/2025 (h)	$4,000,000	3,998,107
TOTAL U.S. TREASURY BILLS (Cost $3,998,118)		3,998,107

TOTAL INVESTMENTS - 100.1% (Cost $532,932,003)		534,496,459
Liabilities in Excess of Other Assets - (0.1)%		(796,188)
TOTAL NET ASSETS - 100.0%		$533,700,271
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
As of July 31, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Savor Acquisition, Inc.	First Lien	$431,035	$0	$431,035
		$431,035	$0	$431,035

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $223,314,161 or 41.8% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $8,014,167.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(h)	The rate shown is the annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Pacific Asset Floating Rate High Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$285,497,778	$–	$285,497,778
Collateralized Loan Obligations	–	186,324,116	–	186,324,116
Corporate Bonds	–	42,118,355	–	42,118,355
Exchange Traded Funds	8,361,262	–	–	8,361,262
Closed-End Funds	13,107	–	–	13,107
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,183,734
U.S. Treasury Bills	–	3,998,107	–	3,998,107
Total Investments	$8,374,369	$517,938,356	$–	$534,496,459

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,183,734 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.